SUBSEQUENT EVENTS (Details Textual) - Class of Warrant or Right [Domain] - USD ($)	1 Months Ended		2 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2015	Feb. 28, 2014	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2013
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services		91,334
Stock Issued During Period, Value, Issued for Services		$ 127,000		$ 27,000		$ 735,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 3.00	$ 3.00
Proceeds from Warrant Exercises				$ 287,000	$ 0	$ 0	$ 405,000
Private Placement [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share						$ 0.80
Consultants [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.65	$ 3.00	$ 0.36
Warrant Expiration Period Description				expire on the five year anniversary of the date of issuance	expire on the five year anniversary of the date of issuance
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants Exercised			337,169
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.85		$ 0.85	$ 0.70
Proceeds from Warrant Exercises			$ 300,000	$ 2,200,000
Offering Expenses				39,000
Reimburs Ement Of Placement Agent Fees				$ 35,000
Percentage Of Shares Sold During Period For Investors				8.00%
Fees and Commissions				$ 214,000
Shares Issued, Price Per Share				$ 0.70
Warrant Expiration Period Description				the common shares and expire on the eighteenth month anniversary of the date of issuance
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services				3,591,278
Description Of Securities Purchase				(i) one share of common stock, (ii) one Series D common stock purchase warrant, and (iii) one Series E common stock purchase warrant,
Subsequent Event [Member] | Series D [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.80
Warrants Issued				287,303
Warrant Expiration Period Description				the common shares and expire on the five year anniversary of the date of issuance
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services	30,000
Stock Issued During Period, Value, Issued for Services	$ 27,000